SHARE-BASED PAYMENTS - (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Jun. 04, 2015	Aug. 04, 2010	Aug. 29, 2017	Sep. 01, 1999	Dec. 31, 2018	Dec. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value					$ 3,979		$ 2,953	$ 10,011
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					1 year 6 months 10 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 4,447
Share-based Compensation Arrangement by Share-based Payment Award,Options, Replaced in Period, Gross			1,377,730		(252,500)
Share-based Compensation Arrangement by Share-based Payment Award,Replacement Options, Grants in Period, Gross					252,500	252,500
Share-based Compensation Arrangement by Share-based Payment Award,Replacement Options, Grants in Period,Weighted Average Exercise Price					$ 5.00
Incremental Share Based Compensation			$ 12,537		$ 2,764
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					518,175
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					2 years 8 months 1 day
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 9,527
Share-based Compensation Arrangement by Share-based Payment Award,Replacement Options, Grants in Period, Gross			1,224,694
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					19,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested					$ 4,119
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award,Replacement Options, Grants in Period, Gross			153,036
Share-based Compensation Arrangement by Share-based Payment Award,Replacement Options, Grants in Period,Weighted Average Exercise Price			$ 18.1
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			25.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees	1.50%
Stock Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees		10.00%
Stock Plan 1999 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees				12.00%
Return Period of Awards in case of cessation of employment and violation of certain provisions					2 years
Share-based Compensation Arrangement by Share-based Payment Award,Options, Replaced in Period, Gross					252,500
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date						Dec. 31, 2018
Stock Plan 1999 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					15 years
Stock Plan 1999 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Stock Related Award Incentive Plan Of 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			$ 7,447
Two Thousand Eighteen Replacement Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental Share Based Compensation						$ 619